Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

NYSE

15005702

March 11, 2015

**AMENDED

Received SEC

MAR 11 2015

Washington, DC 20549

CERT NYS
File No. 001-15060

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of the following series of UBS AG under the Exchange Act of 1934;

- ETRACS ISE Exclusively Homebuilders ETN due March 13, 2045

Sincerely,

Silvio Conte